Stockholders' Deficit (Details Narrative) - USD ($)														3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 30, 2020	Feb. 19, 2020	Sep. 26, 2019	Aug. 14, 2019	Aug. 08, 2019	Apr. 05, 2019	Apr. 04, 2019	Mar. 20, 2019	Mar. 09, 2019	Apr. 06, 2018	Mar. 20, 2018	Feb. 09, 2018	Feb. 16, 2009	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Aug. 08, 2020	Apr. 05, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 08, 2019	Dec. 17, 2013
Number of shares issued			766,667	7,967,871				4,052,652		36,000
Share price								$ 0.0695		$ 0.0299											$ 0.0299
Proceeds from issuance of common stock																	$ 1,000,000			$ 1,000,000
Warrants to purchase up share			1,000,000	8,000,000							600,000
Warrants exercise price											$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001			$ 0.001	$ 0.2299
Stock issued during period, value								$ 281,659		$ 1,076							$ 1,000,000			$ 1,000,000
Accounts payable										$ 19,924
Issuance of common stock in connection with cashless exercise	9,941,623													10,000,000	9,000,000	10,000,000	9,000,000			9,000,000
Warrants term											4 years
Fair value of adjustments of warrants											$ 19,915
Warrants cancelled amount							$ 6,000
Number of warrants cancelled																				600,000
Preferred stock, no par value
Preferred stock, shares authorized													Unlimited			Unlimited				Unlimited
Contribution of capital																$ 17,495
Common Stock Class A [Member]
Common stock, no par value
Common stock, shares authorized													Unlimited			Unlimited				Unlimited	Unlimited
Common Stock Class B [Member]
Common stock, no par value
Common stock, shares authorized													Unlimited			Unlimited				Unlimited	Unlimited
Series A Preferred Stock [Member]
Preferred stock, no par value
Preferred stock, shares authorized																							2
University of Notre Dame [Member]
Stock issued during period, value								38,500
Accounts payable								$ 243,159
Common Stock and Warrants [Member]
Number of shares issued									14,797,278
6 Cent Warrants [Member]
Warrants to purchase up share																						14,797,278
Warrants exercise price																						$ 0.06
8 Cent Warrants [Member]
Warrants to purchase up share									7,398,639
Warrants exercise price									$ 0.08
Warrant [Member]
Warrants exercise price									$ 0.06					0.001		0.001				0.001	0.001
Warrant expiration date									Mar. 08, 2021
Issuance of common stock in connection with cashless exercise	10,000,000
Warrant One [Member]
Warrants exercise price									$ 0.06					0.056		0.056				0.056	0.056
Warrant expiration date									Mar. 08, 2022
Warrant Two [Member]
Warrants exercise price									$ 0.08					0.04		0.04				0.04	$ 0.04
Warrant expiration date									Mar. 08, 2022
Warrant Three [Member]
Warrants exercise price									$ 0.08					$ 0.06		$ 0.06				$ 0.06
Warrant expiration date									Mar. 08, 2023
Common Stock Warrants and Options [Member]
Number of shares issued		20,000,000			2,000,000													2,000,000
Share price		$ 0.115			$ 0.2299
Warrants to purchase up share											600,000	3,000,000
Warrants exercise price											$ 0.001	$ 0.056
Option term		20 years			2 years													2 years
Fair value of options		$ 2,198,411			$ 267,574													$ 267,574
Common stock warrants and options, description		Options will be exercisable on February 19, 2025, and for a period of 15 years expiring on February 19, 2040.			Options will be exercisable on August 8, 2020, and for a period of 3 years expiring on August 8, 2024.						Warrants will be exercisable on March 20, 2019, and for a period of 3 years expiring on March 20, 2022.	Options will be exercisable on August 9, 2019, and for a period of 2 years expiring on August 9, 2021.						Options will be exercisable on August 8, 2020, and for a period of 3 years expiring on August 8, 2024.
Share based compensation																$ 2,198,411				$ 267,574
Warrants term											4 years	3 years
Fair value of adjustments of warrants											$ 19,915	$ 52,660
Warrants cancelled amount						$ 6,000													$ 6,000
Warrants expenses																					$ 19,915
Number of warrants cancelled						600,000													600,000
Common Stock Warrants and Options One [Member]
Number of shares issued		6,000,000
Share price		$ 0.115
Option term		10 years
Fair value of options		$ 626,047
Common stock warrants and options, description		Black-Scholes option-pricing model on the date of grant and 2,000,000 options are fully vested on the date granted and 1,000,000 options vest at the end of each successive year for four years. Options will be exercisable on February 19, 2021, and for a period of 10 years expiring on February 19, 2030.
Share based compensation																272,673
Common Stock Warrants and Options Two [Member]
Number of shares issued		1,340,000
Share price		$ 0.115
Option term		7 years
Fair value of options		$ 133,063
Common stock warrants and options, description		Black-Scholes option-pricing model on the date of grant and 268,000 options are fully vested on the date granted and the remaining option vest equally over the remaining 4 years at the end of each successive year. Options will be exercisable on February 19, 2021, and for a period of 6 years expiring on February 19, 2027.
Share based compensation																40,935
Common Stock Warrants and Options One [Member]
Number of shares issued					2,000,000
Share price					$ 0.2299
Option term					2 years
Fair value of options					$ 267,574
Common stock warrants and options, description					Options will be exercisable on August 8, 2022, and for a period of 3 years expiring on August 8, 2025.
Share based compensation																161,568				106,006	$ 52,660
Common Stock Warrants and Options Two [Member]
Number of shares issued					2,000,000
Share price					$ 0.2299
Option term					3 years
Fair value of options					$ 291,842
Common stock warrants and options, description					Options will be exercisable on August 8, 2023, and for a period of 3 years expiring on August 8, 2026.
Share based compensation																109,391				57,889
Common Stock Warrants and Options Three [Member]
Number of shares issued					1,000,000
Share price					$ 0.2299
Option term					2 years
Fair value of options					$ 118,874
Common stock warrants and options, description					Options will be exercisable on August 8, 2020, and for a period of 3 years expiring on August 8, 2023.
Share based compensation																				118,874
Common Stock Warrants and Options Four [Member]
Number of shares issued					1,000,000
Share price					$ 0.2299
Option term					2 years
Fair value of options					$ 118,874
Common stock warrants and options, description					Options will be exercisable on August 8, 2021, and for a period of 3 years expiring on August 8, 2024.
Share based compensation																				118,874
Common Stock Warrants and Options Five [Member]
Number of shares issued																		125,000
Share price					$ 0.2299
Option term																		2 years
Fair value of options																		$ 14,859
Common stock warrants and options, description																		Options will be exercisable on August 8, 2020, and for a period of 3 years expiring on August 8, 2023.
Share based compensation																				14,859
Common Stock Warrants and Options Six [Member]
Number of shares issued					125,000
Share price					$ 0.2299
Option term					2 years
Fair value of options					$ 16,723
Common stock warrants and options, description					Options will be exercisable on August 8, 2022, and for a period of 3 years expiring on August 8, 2025.
Share based compensation																10,098				6,625
Common Stock Warrants and Options Seven [Member]
Number of shares issued					125,000
Share price					$ 0.2299
Option term					2 years
Fair value of options					$ 18,240
Common stock warrants and options, description					Options will be exercisable on August 8, 2023, and for a period of 3 years expiring on August 8, 2026.
Share based compensation																6,837				3,618
Common Stock Warrants and Options Eight [Member]
Number of shares issued					125,000
Share price					$ 0.2299
Option term					2 years
Fair value of options					$ 19,525
Common stock warrants and options, description					Options will be exercisable on August 8, 2024, and for a period of 3 years expiring on August 8, 2027.
Share based compensation																4,881				2,615
Common Stock Warrants and Options [Member]
Warrants expenses																				$ 19,915
Chief Financial Officer [Member]
Contribution of capital																$ 17,495
Purchase Agreement [Member] | Investor [Member]
Number of shares issued									14,797,278
Share price									$ 0.06758
Proceeds from issuance of common stock									$ 1,000,000